Property and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	$ 16,611
Property, plant and equipment at end of period	16,479	$ 16,611
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	29,287	25,401
Additions / Depreciation charge for the year	3,630	3,121
Disposals	(568)
Net exchange differences	157	765
Property, plant and equipment at end of period	32,506	29,287
Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(12,676)	(9,171)
Additions / Depreciation charge for the year	(3,622)	(3,183)
Disposals	364
Net exchange differences	(93)	(322)
Property, plant and equipment at end of period	(16,027)	(12,676)
Artwork
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	7,519
Property, plant and equipment at end of period	7,573	7,519
Artwork | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	7,519	7,352
Additions / Depreciation charge for the year	0	0
Disposals	0
Net exchange differences	54	167
Property, plant and equipment at end of period	7,573	7,519
Artwork | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	0	0
Additions / Depreciation charge for the year	0	0
Disposals	0
Net exchange differences	0	0
Property, plant and equipment at end of period	0	0
Furniture and fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	380
Property, plant and equipment at end of period	402	380
Furniture and fixtures | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	2,876	2,527
Additions / Depreciation charge for the year	95	279
Disposals	0
Net exchange differences	10	70
Property, plant and equipment at end of period	2,981	2,876
Furniture and fixtures | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(2,496)	(2,402)
Additions / Depreciation charge for the year	(101)	(68)
Disposals	0
Net exchange differences	18	(26)
Property, plant and equipment at end of period	(2,579)	(2,496)
Computer hardware and software
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	156
Property, plant and equipment at end of period	154	156
Computer hardware and software | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	2,930	2,706
Additions / Depreciation charge for the year	101	153
Disposals	0
Net exchange differences	5	71
Property, plant and equipment at end of period	3,036	2,930
Computer hardware and software | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(2,774)	(2,510)
Additions / Depreciation charge for the year	(93)	(205)
Disposals	0
Net exchange differences	(15)	(59)
Property, plant and equipment at end of period	(2,882)	(2,774)
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	2,001
Property, plant and equipment at end of period	1,456	2,001
Leasehold improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	5,721	5,332
Additions / Depreciation charge for the year	497	254
Disposals	(196)
Net exchange differences	4	135
Property, plant and equipment at end of period	6,026	5,721
Leasehold improvements | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(3,720)	(2,617)
Additions / Depreciation charge for the year	(1,077)	(970)
Disposals	196
Net exchange differences	31	(133)
Property, plant and equipment at end of period	(4,570)	(3,720)
Right of use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	6,555
Property, plant and equipment at end of period	6,894	6,555
Right of use assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	10,241	7,484
Additions / Depreciation charge for the year	2,937	2,435
Disposals	(372)
Net exchange differences	84	322
Property, plant and equipment at end of period	12,890	10,241
Right of use assets | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(3,686)	(1,642)
Additions / Depreciation charge for the year	(2,351)	(1,940)
Disposals	168
Net exchange differences	(127)	(104)
Property, plant and equipment at end of period	$ (5,996)	$ (3,686)